SCHEDULE OF STATUTORY AND EFFECTIVE TAX EXPENSES (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Income Tax Disclosure [Abstract]
Income before income tax expense	$ 3,028,785	$ 23,479,137	$ 3,347,275
Tax at Hong Kong statutory tax rate of 16.5%		3,874,058	552,300
Tax effect of tax-exempt entity		32,859	3,743
Tax effect of non-deductible expenses		(3,273)	2,526
Tax effect of non-taxable income		(26,720)	(62,993)
Tax effect of unrecognized temporary differences			17,712
Changes in valuation allowance		(3,876,924)	(513,288)
Income tax expenses